Organization and Business Operations - Business Combination (Details) - Skillz Inc - Flying Eagle Acquisition Corp [Member]	Sep. 01, 2020 USD ($) $ / shares
Business Acquisition [Line Items]
Consideration for acquisition of shares	$ 3,500,000,000
Closing price | $ / shares	$ 10
Amount used for determination of cash consideration	$ 250,000,000
Period prior to consummation of the Business Combination for designation of cash consideration	3 days